SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

18.SHAREHOLDERS’ EQUITY

As of December 31, 2021, the authorized share capital of the Company is comprised of an unlimited number of (i) Subordinate Voting Shares, (ii) Restricted Voting Shares, (iii) Limited Voting Shares, (iv) Multiple Voting Shares and (v) Preferred Shares.:

Multiple Voting Shares

The Company is authorized to issue an unlimited number of Multiple Voting Shares without nominal or par value. Holders of Multiple Voting Shares will be entitled to receive notice of any meeting of shareholders of the Company, and to attend, vote and speak at such meetings, except those meetings at which only holders of a specific class of shares are entitled to vote separately as a class under the Business Corporations Act (British Columbia). On all matters upon which holders of Multiple Voting Shares are entitled to vote, each Multiple Voting Share will be entitled to 50 votes per Multiple Voting Share. Multiple Voting Shares are not entitled to dividends.

The Multiple Voting Shares have three (3)-year sunset period that will expire June 29, 2024, upon which they will be automatically redeemed for $0.001 per Multiple Voting Share.

Equity Shares

The holders of each class of Equity Shares are entitled to receive notice of, to attend (if applicable, virtually) and to vote at all meetings of shareholders of the Company, except that they are not able to vote (but are entitled to receive notice of, to attend (if applicable, virtually) and to speak) at those meetings at which the holders of a specific class are entitled to vote separately as a class under the Business Corporations Act (British Columbia) and except that holders of Limited Voting Shares are not entitled to vote for the election of directors. The Subordinate Voting Shares and Restricted Voting Shares carry one vote per share on all matters. The Limited Voting Shares carry one vote per share on all matters except the election of directors, as the holders of Limited Voting Shares do not have any entitlement to vote in respect of the election for directors of the Company.

In the case of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders for the purpose of winding up its affairs, the holders of Equity Shares will be entitled, subject to the prior rights of the holders of any shares of the Company ranking in priority to the Equity Shares (including any liquidation preference on any issued and outstanding Multiple Voting Shares and/or Preferred Shares), to participate ratably the Company’s remaining property along with all holders of the other classes of Equity Shares (on a per share basis).

18.SHAREHOLDERS’ EQUITY (Continued)

Exchangeable Shares (MPB Acquisition Corp.)

Exchangeable Shares are shares issued by MPB Acquisition Corp., a wholly-owned subsidiary of the Company (“MPB”), and will entitle their holders to rights that are comparable to those rights attached to the Subordinate Voting Shares, except that (i) the Exchangeable Shares will have 1.1 votes per share (this expires on June 29, 2022, after which they will have one vote per share), and (ii) the aggregate voting power of the Exchangeable Shares will not exceed 49.9% of the total voting power of all classes of shares of MPB. Until the Exchangeable Shares are exchanged for Subordinate Voting Shares, holders of Exchangeable Shares will not have the right to vote at meetings of the Company, though they will have the right to vote at meetings of the shareholders of MPB, including with respect to altering the rights of holders of any of the Exchangeable Shares, or if MPB decides to take certain actions without fully protecting the holders of any of the Exchangeable Shares, or as otherwise required by law. The Exchangeable Shares will be exchangeable at any time, on a one-for-one basis, for Subordinate Voting Shares, at the option of the holder.

The Company treats the Exchangeable Shares as options with a value equal to a share of Subordinate Voting Shares, which represents the holder’s claim on the equity of the Company. In order to comply with certain contractual requirements of the Business Combination, the Company and MPB are required to maintain the economic equivalency of such Exchangeable Shares with the publicly traded Subordinated Voting Shares of the Company. This means the Exchangeable Shares are required to share the same economic benefits and retain the same proportionate ownership in the assets of the Company as the holders of the Company’s publicly traded Subordinated Voting Shares. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these Consolidated Financial Statements due to (i) the fact that they are economically equivalent to the Corporation’s publicly traded Subordinated Voting Shares, and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under US securities laws but may dispose of the Exchangeable Shares without such restriction by exchanging them for Subordinate Voting Shares of the Company. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on earnings per share.

Preferred Shares (GH Group)

The authorized total number of Preferred Shares is 50,000,000. As of December 31, 2021, there are 18,515,491 Preferred Shares issued and outstanding. Holders of Preferred Shares are entitled to notice of and to attend any meeting of the shareholders of GH Group but are not entitled to vote. The Preferred Shares do not carry any voting rights and include a 15% cumulative dividend rate, which is increased by 5% in the year following the first anniversary of the date of issuance. Dividends are payable when and if declared by GH Group’s board of directors. The Preferred Shares have a conversion option to convert the Preferred Shares into Class A Common Stock of GH Group within 60 days after the issuance by the holder. In the event of a liquidation, voluntary or involuntary, dissolution or winding-up of GH Group, the holders of the Preferred Shares outstanding are entitled to be paid out of the assets of GH Group available for distribution to it stockholders, before any payment shall be made to the holders of Junior Securities an amount in cash equal to the aggregate Liquidation Value which is a) all Preferred Shares held, b) plus unpaid accrued and accumulated dividends on the Preferred Shares (declared or undeclared) c) divided by the fair market value of 1 share of Series A Common Stock at the conversion time. GH Group has the right to redeem all or some of the Preferred Shares from a holder for an amount equal to the Liquidation Value and all unpaid accrued and accumulated dividends. Capitalized terms not defined in this paragraph shall have the meanings ascribed in GH Group’s Certificate of Designation, as amended. In accordance with the provisions above, the Company recorded distributions to the holders of Preferred Shares in the amount of $1,797,423 for the year ended December 31, 2021. No distributions were recognized for the year ended December 31, 2020.

Non-Controlling Interest

Non-controlling interest represents equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

18.SHAREHOLDERS’ EQUITY (Continued)

During the year ended December 31, 2020, as part of the Roll-Up transaction, the Company acquired all the membership or equity interests from a certain combined group of companies and their non-controlling members, resulting in a non-controlling interest balance of $3,554,731 being reclassed to a controlling interest during the year ended December 31, 2020.

Separate from the Roll-Up transaction, the Company recorded a loss attributable to a non-controlling interest during the years ended December 31, 2021 and 2020, of $197,774 and nil, respectively. The value of the equity issuances issued to non-controlling interest members were fair valued using the estimated fair value of the equity of the Company.

Transactions Prior to the Business Combination through December 31, 2020 (GH Group)

On January 31, 2020, pursuant to the Roll-Up Agreements, the Roll-Up was consummated whereby the assets and liabilities of a certain combined group of companies were rolled into GH Group through a series of mergers whereby GH Group now owns and controls all of the assets and liabilities of such combined entities. As a result of the Roll-Up, the investors and sponsor of the combined entities were ultimately 22,388,322 Exchangeable Shares.

On February 11, 2020, GH Group issued Class A Common Stock which was exchanged into 1,004,676 Exchangeable Shares valued at $3,095,642 related to an acquisition.

In February 2020, GH Group repurchased Class A Common Stock which was equivalent to 201,435 Exchangeable Shares from an investor and issued as part of the Senior Convertible Notes in February 2020, $1,750,000 Senior Convertible Notes. The shares repurchased were simultaneously cancelled.

Transactions Prior to the Business Combination January 1, 2021 through June 29, 2021 (GH Group)

On January 1, 2021, GH Group issued Class A Common Stock which was exchanged into 731,369 Exchangeable Shares valued at $3,380,278 related to an acquisition, see “Note 9 – Business Acquisitions”. In addition, GH Group issued additional Class A Common Stock which was exchanged into 48,682 Exchangeable Shares to brokers and consultants for the acquisition. The shares issued to brokers and consultants for the acquisition were recorded as share-based compensation in the amount of $225,000.

In June 2021, GH Group issued Class A Common Stock which was exchanged into 646,096 Exchangeable Shares in conversion of $1,925,000 in Senior Convertible Notes.

In June 2021, GH Group issued Class A Common Stock which was exchanged into 160,149 Exchangeable Shares for the cashless exercise of 1,968,300 warrants.

Transactions Contemporaneous to the Business Combination (June 29, 2021) and through December 31, 2021 (Glass House Brands Inc.)

On June 29, 2021, contemporaneously with the Business Combination, the Company issued 4,754,979 Multiple Voting Shares to the founders of GH Group and issued 22,335,908 Subordinate Voting Shares to investors for approximately $124,359,000 in cash, net of fees but before the value of the earnout liability recorded of $7,640,334, see “Note 14 – Contingent Shares and Earnout Liabilities”.

During the year ended December 31, 2021, the Company, through GH Group, issued 38,808,618 Preferred Shares in connection with the Series A Preferred Stock financing and conversion of Senior Convertible Notes into Preferred Shares with an aggregate value of $31,285,258, net of the value of the initial derivative liability. In conjunction with these transactions, the Company issued 4,928,578, as converted, Company warrants with an exercise price of $10.00 per warrant which expire in June 2024. Simultaneously, certain holders of Preferred Shares holding 20,293,127 Preferred Shares elected to convert their Preferred Shares to 2,577,227 Exchangeable Shares.

18.SHAREHOLDERS’ EQUITY (Continued)

On June 29, 2021, certain holders of 5,392,564 vested options of GH Group were exercised (some on a cashless basis and cash exercise) and were issued Subordinate Voting Shares. As a result, the Company issued 479,195 Subordinate Voting Shares with an aggregate value of $88,654.

On September 14, 2021, in conjunction with the closing of the Camarillo Acquisition for the purchase of certain real property, the Company issued 6,500,000 Subordinate Voting Shares with an aggregate value of $29,250,000, see “Note 7 – Property, Plant and Equipment” for further information.

On August 23, 2021, the Company received $1,500,000 from an investor prior to receiving Subordinate Voting Shares. During the year ended December 31, 2021, the Company issued 150,000 Subordinate Voting Shares to said investor.

In October 2021, the Company agreed to issue 150,000 Subordinate Voting Shares at a per value price of $4.99 per share and an aggregate value of $748,500 to Element 7. The shares are still pending delivery as of December 31, 2021. See “Note 22 – Commitments and Contingencies” for further information.

On December 9, 2021, the Company issued 2,000,000 Company warrants with an exercise price of $11.50 per warrant which will expire in June 2026. See “Note 16 – Notes Payable” for further information.

During the year ended December 31, 2021, the Company’s Exchangeable Voting Shareholders exchanged 9,098,302 of their shares for Subordinate Voting Shares in accordance with their agreements.